JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2022
JUDICIAL DEPOSITS
Summary of detailed information about judicial deposits
	2022	2021
Unaccrued tax proceedings (a)	274,273	273,295
Accrued tax proceedings (b)	150,929	266,828
Unaccrued civil proceedings	5,783	8,212
Accrued civil proceedings	1,470	2,821
Unaccrued labor proceedings	11,014	11,970
Accrued labor proceedings	14,081	22,158
Total judicial deposits	457,550	585,284

a)	The tax proceedings related to these judicial deposits refer mainly to the ICMS-ST, disclosed in note 22.2, contingent liabilities - possible risk of loss.
b)	The tax proceedings related to these judicial deposits refer, substantially, to the sum of the amounts highlighted in Note 21, and the amounts provisioned according to Note 22.

Summary of detailed information about changes in judicial deposits

Changes in judicial deposits balances for the year ended December 31, 2022 and 2021 are presented below:

Balance as of December 31, 2020	566,190
New deposits	39,071
Redemptions in favor of the Company	(21,533)
Monetary adjustment	15,246
Application in the liquidation of proceedings	(13,645)
Translation adjustment	(45)
Balance as of December 31, 2021	585,284
New deposits	27,479
Redemptions in favor of the Company	(67,533)
Monetary adjustment	35,508
Application in the liquidation of proceedings	(121,025)
Transfers	25
Translation adjustment	(2,188)
Balance as of December 31, 2022	457,550